FINANCIAL RISK MANAGEMENT - Fair Value Hierachy Levels (Details) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 1,340,923,000	$ 1,453,730,000
Financial liabilities	566,901,000	590,312,000
Risk management asset
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	7,890,000	16,582,000
Risk management asset | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Risk management asset | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	7,890,000	16,582,000
Risk management asset | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Convertible debentures
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	39,426,000	37,420,000
Closing market price per liability	92.00	101.65
Convertible debentures | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Convertible debentures | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	46,000,000	50,825,000
Convertible debentures | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Senior Notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	305,409,000	324,691,000
Closing market price per liability	95.63	99.00
Senior Notes | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Senior Notes | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	299,258,000	332,318,000
Senior Notes | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Risk management asset
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	33,123,000	445,000
Risk management asset | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Risk management asset | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	33,123,000	445,000
Risk management asset | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 0	$ 0